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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07868

Invesco Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Advantage Municipal Income Trust II NYSE: VKI

2	Trust Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
18	Financial Statements
21	Notes to Financial Statements
26	Financial Highlights
28	Approval of Investment Advisory and Sub-Advisory Contracts
30	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary

Cumulative total returns, 2/28/13 to 8/31/13

Trust at NAV	-11.52%
Trust at Market Value	-18.03
Barclays Municipal Bond Index‚	-5.60

Market Price Discount to NAV as of 8/31/13	-6.71
Source: ‚Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	VKI

2                Invesco Advantage Municipal Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3                Invesco Advantage Municipal Income Trust II

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–173.15%(a)
Alabama–1.63%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(b)(c)	5.00%	06/01/39	$2,375	$2,354,433
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/30	1,800	1,841,346
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,900	1,542,762
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	4	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	2,200	2,356,310
				8,094,851

Alaska–0.72%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/41	3,465	3,571,930

Arizona–4.21%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(c)	5.00%	07/01/25	1,875	2,044,688
Series 2008 B, Highway RB(c)	5.00%	07/01/26	2,810	3,026,342
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,935	1,827,124
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	475,185
Series 2010, RB	5.13%	05/15/40	1,250	1,183,000
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB(d)	5.00%	07/01/14	2,425	2,503,764
Navajo County Pollution Control Corp.;
Series 2009 C, PCR(d)	5.50%	06/01/14	675	698,382
Series 2009 E, PCR(d)	5.75%	06/01/16	800	886,960
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	690	579,179
Series 2009, Education RB	7.13%	01/01/45	660	554,169
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,340	2,165,436
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(e)	6.55%	12/01/37	2,500	2,487,650
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)	5.00%	01/01/28	2,305	2,436,546
				20,868,425

Arkansas–0.38%
Arkansas (State of) (College Savings); Series 1996 A, Unlimited Tax CAB GO Bonds(f)(g)	0.00%	06/01/16	1,930	1,878,373

California–24.97%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements);
Series 1997 C, Sub. Lease CAB RB (INS–AGM)(b)(f)	0.00%	09/01/19	6,000	4,928,700
Series 1997 C, Sub. Lease CAB RB (INS–AGM)(b)(f)	0.00%	09/01/21	7,195	5,161,693
Series 1997 C, Sub. Lease RB (INS–AGM)(b)	6.00%	09/01/16	1,300	1,447,394
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(b)	5.25%	09/01/35	2,095	1,848,607
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB(c)	5.00%	04/01/39	6,715	6,813,576
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/28	900	445,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB(c)	5.00%	12/01/24	$850	$956,692
Series 2008 AE, Water System RB(c)	5.00%	12/01/25	1,075	1,188,993
Series 2008 AE, Water System RB(c)	5.00%	12/01/26	1,075	1,179,415
Series 2008 AE, Water System RB(c)	5.00%	12/01/27	650	717,977
Series 2008 AE, Water System RB(c)	5.00%	12/01/28	1,075	1,170,019
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,100	1,188,176
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(e)	5.30%	08/01/23	1,865	1,859,703
Series 2008 K, Home Mortgage RB(e)	5.45%	08/01/28	4,100	4,071,710
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(e)(h)	5.00%	07/01/30	1,215	1,044,499
Series 2012, Water Furnishing RB(e)(h)	5.00%	07/01/37	2,685	2,180,569
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB(e)	5.13%	11/01/23	3,000	3,032,280
California (State of) Public Works Board (Department of Corrections–State Prisons); Series 1993 A, Ref. Lease RB (INS–AMBAC)(b)	5.00%	12/01/19	4,000	4,382,600
California (State of) Public Works Board (Department of Mental Health–Coalinga State Hospital); Series 2004 A, Lease RB(d)(g)	5.00%	06/01/14	3,750	3,885,750
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,145	1,155,523
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,450	1,669,515
California (State of);
Series 2004 B-2, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.)(i)(j)	0.03%	05/01/34	2,700	2,700,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,300	1,388,686
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,100	2,429,511
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,220	2,333,953
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,805	2,878,940
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,060	2,053,696
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	1,950	2,099,428
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/25	2,000	2,135,640
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	2,000	2,118,100
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,350	1,349,946
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	425	390,788
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)	5.00%	06/01/36	4,065	4,229,714
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS–NATL)(b)	5.00%	09/01/33	1,775	1,659,625
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS–NATL)(b)(f)	0.00%	01/15/18	5,000	3,886,850
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset- Backed RB	5.00%	06/01/30	1,050	1,044,025
Los Angeles (City of) Department of Water & Power;
Series 2012 B, Waterworks RB	5.00%	07/01/37	1,200	1,226,580
Subseries 2008 A-1, Power System RB(c)	5.25%	07/01/38	3,000	3,075,270
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(h)	5.50%	03/01/18	120	125,788
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(e)	5.00%	05/01/26	5,000	5,096,050
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,225	1,253,310
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS–NATL)(b)(f)	0.00%	06/01/21	9,000	6,108,300
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	1,600	1,573,456
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	08/01/36	8,490	8,712,947
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(e)	5.00%	05/01/25	850	885,488
Series 2011 F, Ref. Second Series RB(e)	5.00%	05/01/26	1,700	1,750,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/36	$3,690	$3,761,623
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	4,000	4,113,080
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	525	516,495
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,350	2,513,701
				123,740,309

Colorado–2.80%
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(b)(c)	5.00%	09/01/36	5,425	5,227,530
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,020	1,831,958
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	1,005	777,076
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	1,500	1,594,485
Series 2010, Private Activity RB	6.00%	01/15/34	1,200	1,227,672
Denver (City & County of);
Series 1991 D, Airport System RB(e)	7.75%	11/15/13	265	268,935
Series 2012 B, Airport System RB	5.00%	11/15/37	1,400	1,372,924
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,600	1,561,248
				13,861,828

Connecticut–0.03%
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	140	140,034

District of Columbia–2.73%
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,650	1,387,567
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	800	862,472
Series 2009, Hospital RB	6.38%	10/01/34	2,650	2,818,328
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(b)	5.50%	10/01/41	5,500	5,832,640
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/29	850	891,489
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/34	1,725	1,754,342
				13,546,838

Florida–9.59%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	811,700
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,460	2,521,279
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,420	2,714,853
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(b)	5.95%	07/01/20	335	349,998
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/26	1,305	1,411,880
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/27	1,325	1,441,176
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/28	1,440	1,543,075
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/32	2,500	2,627,675
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(e)	5.13%	06/01/27	1,800	1,892,268
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(b)(c)(e)	5.38%	10/01/33	1,075	1,109,207
Series 2008 A, RB (INS–AGC)(b)(c)(e)	5.50%	10/01/38	2,425	2,501,897
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	3,300	3,295,083
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	969,760
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	705	745,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of);
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	$870	$863,623
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,375	1,337,311
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/35	1,450	1,410,255
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	545	546,504
Ocoee (City of); Series 2003, Water & Sewer System Ref. & Improvement RB (INS–AMBAC)(b)	5.13%	10/01/33	5,000	4,880,350
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	925	910,219
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,250	1,226,138
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)(c)	5.50%	10/01/23	2,900	3,392,855
Series 2011, Ref. RB(c)	5.00%	10/01/31	2,805	2,838,351
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(d)	5.35%	05/01/18	3,500	3,978,205
Reunion East Community Development District; Series 2005, Special Assessment RB(k)	5.80%	05/01/36	490	291,011
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(h)	5.25%	10/01/27	500	516,245
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	970	796,098
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	900	611,838
				47,534,032

Georgia–4.25%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	345	414,224
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	630	756,410
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	220	250,472
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(b)(c)	5.00%	01/01/33	4,000	4,050,200
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,350	1,547,505
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,450	1,645,112
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,350	1,536,300
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB(g)	5.70%	01/01/19	4,810	5,676,473
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(c)	5.00%	09/01/29	4,000	4,186,360
Richmond (County of) Development Authority (ASU Jaguar Student Housing LLC); Series 2004 A, Student Housing Facilities RB(d)(g)	5.25%	02/01/14	1,000	1,020,970
				21,084,026

Hawaii–2.76%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 1997 A, Special Purpose RB (INS–NATL)(b)(e)	5.65%	10/01/27	10,430	10,430,209
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,250	2,208,240
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,032,610
				13,671,059

Idaho–0.86%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	850	940,763
Series 2008 A, RB	6.75%	11/01/37	1,100	1,174,525
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	850	801,839
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/21	1,230	1,359,384
				4,276,511

Illinois–24.59%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,450	1,336,683
Bolingbrook (Village of); Series 1999 C, Ref. Unlimted Tax CAB GO Bonds (INS–NATL)(b)(f)	0.00%	01/01/29	1,710	735,249

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	$800	$743,608
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/24	2,695	2,772,427
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)	5.25%	01/01/24	4,505	4,634,429
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/25	6,350	6,506,464
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)	5.25%	01/01/25	10,650	10,912,416
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/26	1,290	1,320,199
Series 2008 A, Third Lien General Airport RB (INS–AGM)(b)(c)	5.00%	01/01/33	4,400	4,420,108
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	1,900	1,851,284
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)(c)	5.00%	12/01/27	4,425	4,398,671
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/27	3,850	3,827,092
Series 2011 A, Unlimited Tax GO Bonds(c)	5.00%	12/01/41	1,350	1,180,575
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	1,000	872,710
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(d)(l)	0.89%	06/01/18	1,000	1,000,000
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	4,185	4,209,692
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.25%	01/01/25	2,700	2,715,390
Series 2011, COP	7.13%	05/01/21	1,120	1,201,592
Series 2011 A, Sales Tax RB(c)	5.25%	01/01/38	2,785	2,828,000
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,585	2,358,916
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,800	2,559,648
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	1,600	1,601,056
Cook County School District No. 100 (Berwyn South); Series 2004 D, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.50%	12/01/23	3,345	3,543,927
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	996,190
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	1,200	1,217,256
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB(g)	7.38%	07/01/25	580	562,385
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(g)	6.75%	04/15/17	1,220	1,372,402
Series 1992 C, RB (INS–AGM)(b)	6.75%	04/15/17	680	764,946
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,325	1,390,256
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	2,000	1,928,860
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)	5.38%	08/15/24	2,400	2,630,352
Series 2009 A, RB(c)	5.75%	08/15/30	1,700	1,855,550
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,900	1,877,865
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS–AGM)(b)	5.50%	05/15/24	2,000	2,131,140
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,400	1,477,392
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	998,640
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,140	2,497,423
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,000	3,070,950
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS–AMBAC)(b)	5.00%	11/15/31	1,855	1,750,026
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,625	1,677,975
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)	5.50%	08/15/41	2,595	2,647,367
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/52	2,460	2,423,715
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(e)	5.05%	08/01/29	1,335	1,309,194
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	3,125	3,022,281
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/29	1,660	1,626,667
Northern Illinois University (Hoffman Estates Education Center); Series 1993, COP (INS–AGM)(b)	5.40%	09/01/16	1,075	1,131,835
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/41	3,425	3,449,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP–GNMA)(e)	7.60%	04/01/27	$60	$60,437
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,625	3,966,511
Regional Transportation Authority; Series 1994 A, RB (INS–AMBAC)(b)	8.00%	06/01/17	5,000	5,970,200
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(e)	7.00%	12/01/42	555	522,827
				121,860,507

Indiana–3.43%
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(c)	5.00%	11/15/36	4,600	4,525,204
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,550	2,627,775
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,775	1,907,894
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(e)	5.00%	07/01/40	1,635	1,391,189
Series 2013, Private Activity RB(e)	5.00%	07/01/44	650	544,057
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	568,459
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	1,000	901,010
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS–AGM)(b)	7.00%	08/15/15	1,005	1,075,672
Southwest Parke Community School Building Corp.; Series 2004, First Mortgage RB(d)(g)	5.25%	07/15/14	2,850	2,976,112
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(h)	5.75%	09/01/42	500	490,320
				17,007,692

Iowa–0.53%
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,500	1,206,240
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,400	1,421,532
				2,627,772

Kansas–0.61%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(c)	5.75%	11/15/38	2,800	3,015,320

Kentucky–2.57%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(b)	5.75%	12/01/28	1,700	1,744,523
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,350	1,395,063
Series 2010 A, Hospital RB	6.50%	03/01/45	1,700	1,765,994
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/24	1,810	2,011,399
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/25	2,035	2,237,279
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,180	3,054,517
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/18	500	547,770
				12,756,545

Louisiana–4.29%
Lafayette (City of); Series 2004, Utilities RB(d)(g)	5.25%	11/01/14	5,000	5,293,050
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Southeastern Student Housing); Series 2004 A, RB (INS–NATL)(b)	5.25%	08/01/24	5,970	5,992,746
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,250	1,266,188
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS–AGC)(b)	6.75%	06/01/26	2,250	2,506,365
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,775	2,691,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	$655	$663,731
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	655	635,841
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,245	1,203,168
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,050	1,007,591
				21,260,041

Maryland–0.72%
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	713,289
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	940	940,085
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,095	1,097,497
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	775	794,987
				3,545,858

Massachusetts–2.36%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,005	1,025,713
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	317	253,130
Series 2011 A-2, RB	5.50%	11/15/46	17	11,710
Series 2011 B, CAB RB(f)	0.00%	11/15/56	84	471
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB(k)	6.25%	06/01/14	720	58,320
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	900	1,012,707
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	1,575	1,533,341
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS–AMBAC)(b)(c)	4.50%	08/15/35	6,590	6,237,699
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB(c)	5.00%	08/01/30	1,500	1,581,120
				11,714,211

Michigan–1.06%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS–AGM)(b)	7.00%	07/01/27	2,450	2,567,404
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(d)	5.25%	01/15/14	1,000	1,017,970
Series 2008 A, RB(d)	5.50%	01/15/15	500	531,435
Oakland University; Series 2012, General RB	5.00%	03/01/32	1,145	1,140,889
				5,257,698

Minnesota–0.98%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,050	2,376,606
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,350	1,561,005
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	900	902,952
				4,840,563

Missouri–3.29%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	325	325,104
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,582,190
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	598,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	$800	$850,320
Series 2011 A, Ref. RB	5.50%	09/01/28	1,670	1,750,310
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	530	544,193
Missouri (State of) Development Finance Board (Crackerneck Creek); Series 2005 C, Infrastructure Facilities Tax Allocation RB(d)(g)	5.00%	03/01/14	2,500	2,560,475
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,100	1,053,514
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS–NATL)(b)	5.00%	01/01/27	4,625	4,636,794
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	700	664,888
St. Louis (County of); Series 1993 H, Ctfs. of Receipt(e)(g)	5.40%	07/01/18	1,500	1,731,720
				16,298,327

Nebraska–0.78%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.25%	09/01/37	1,000	950,000
Series 2012, Gas RB	5.00%	09/01/42	3,250	2,936,310
				3,886,310

Nevada–2.15%
Clark (County of) (Alexander Dawson School); Series 2003, Economic Development RB	5.38%	05/15/33	2,000	2,005,420
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS–AMBAC)(b)(e)	5.25%	07/01/34	7,000	6,999,510
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	1,750	1,629,757
				10,634,687

New Hampshire–0.41%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS–AMBAC)(b)(e)	6.30%	05/01/22	700	702,912
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	1,400	1,330,812
				2,033,724

New Jersey–3.79%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,800	1,860,516
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS–BHAC)(b)(c)	5.25%	07/01/26	6,625	7,539,184
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB(g)	6.75%	07/01/19	2,500	2,989,050
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 X, Single Family Housing RB(e)	5.10%	10/01/23	1,965	1,998,936
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	4,425	4,412,344
				18,800,030

New Mexico–1.10%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,275	2,316,541
Jicarilla Apache Nation; Series 2003 A, RB(h)	5.00%	09/01/18	1,500	1,434,120
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(c)	6.38%	08/01/32	1,500	1,686,150
				5,436,811

New York–10.35%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,480	1,557,567
Series 2009, PILOT RB	6.38%	07/15/43	620	656,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/29	$2,000	$2,117,740
Series 2013 A, RB	5.00%	11/15/38	1,425	1,402,813
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,250	2,468,362
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB(c)	5.00%	06/15/38	5,000	5,005,150
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	3,000	3,095,610
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	1,000	1,024,050
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/26	5,440	5,836,467
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/30	2,505	2,611,964
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	7,900	8,067,006
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB(e)	5.13%	10/01/37	785	786,923
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/26	2,000	2,163,080
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/27	2,250	2,421,113
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/29	4,140	4,342,156
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,000	1,960,340
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/20	5,000	5,786,350
				51,303,333

North Carolina–0.14%
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	795	680,051

North Dakota–0.20%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,005,190

Ohio–7.97%
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,670	2,573,506
Dayton (City of) (James M. Cox Dayton); Series 2003 C, Ref. Airport RB (INS–Radian)(b)(e)	5.25%	12/01/27	1,000	1,000,990
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/36	2,685	2,630,629
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	2,750	2,699,895
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	875	929,766
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	04/01/24	3,600	3,778,056
Series 2006 A, Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	02/01/24	3,325	3,490,253
Series 2006 B, Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	02/01/24	3,350	3,516,596
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS–AGM)(b)(c)	5.00%	10/01/41	1,625	1,557,546
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB(d)(g)	6.00%	11/15/14	1,740	1,861,069
Series 2009 A, RB(d)(g)	6.25%	11/15/14	1,100	1,179,849
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	764,320
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS–BHAC)(b)(c)(e)	4.80%	09/01/36	5,000	4,582,900
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,800	3,103,520
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,720	1,761,607
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(d)(g)	6.75%	01/15/15	2,250	2,447,370
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP–GNMA)(c)	5.50%	09/01/39	489	499,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	5.88%	06/01/16	$1,050	$1,136,951
				39,514,185

Pennsylvania–0.98%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,100	1,119,041
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB(m)	5.75%	12/01/28	2,500	2,310,925
Subseries 2010 B-2, Sub. Conv. CAB RB(m)	6.00%	12/01/34	1,550	1,409,074
				4,839,040

Puerto Rico–2.32%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,990	1,360,603
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/31	2,300	1,711,292
Series 2010 CCC, RB	5.25%	07/01/27	1,075	839,242
Series 2010 ZZ, Ref. RB	5.25%	07/01/25	1,225	993,647
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	1,750	1,419,022
First Subseries 2010 A, RB	5.50%	08/01/42	2,500	2,037,375
First Subseries 2010 C, RB	5.25%	08/01/41	4,000	3,154,360
				11,515,541

South Carolina–5.36%
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB(d)(g)	5.25%	12/01/15	3,125	3,456,813
Series 2005, Installment Purchase RB(d)(g)	5.25%	12/01/15	9,375	10,370,437
Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS–NATL)(b)	5.25%	04/01/21	170	170,615
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB(i)	0.06%	10/01/39	5,795	5,795,000
South Carolina (State of) Jobs–Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.50%	02/01/38	1,000	1,031,380
South Carolina (State of) Jobs–Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,200	1,172,988
South Carolina (State of) Jobs–Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/47	535	312,486
Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	229	229
South Carolina (State of) Jobs–Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,100	938,344
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/33	3,300	3,339,765
				26,588,057

Tennessee–3.40%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC);
Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	2,130	2,135,836
Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	2,595	2,384,338
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS–NATL)(b)(f)	0.00%	07/01/26	12,525	6,088,027
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,975	3,011,711
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS–BHAC)(b)(c)	5.25%	09/01/27	3,100	3,213,181
				16,833,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–22.59%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(e)	4.85%	04/01/21	$1,750	$1,817,480
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,600	1,616,352
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/18	1,400	1,575,028
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/19	1,600	1,794,448
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	465	466,367
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	3,000	2,949,780
Series 2012 G, Ref. RB	5.00%	11/01/35	2,585	2,530,560
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	1,525	1,476,109
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	08/15/37	5,850	5,865,152
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/41	2,000	2,014,540
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB(c)	5.00%	08/15/25	4,350	4,917,632
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(g)	7.25%	12/01/18	925	1,192,159
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,100	1,154,659
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(b)(c)	5.00%	11/15/36	9,425	9,525,753
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/33	3,150	3,241,634
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(d)(l)	0.81%	06/01/17	2,500	2,500,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	02/01/37	3,700	3,703,293
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,500	1,484,355
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	1,750	1,712,007
Series 2012 A, Ref. RB	5.00%	05/15/33	1,735	1,754,415
Series 2012 A, Ref. RB	5.00%	05/15/39	2,270	2,266,572
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS–AMBAC)(b)(e)	5.13%	11/01/28	5,000	5,102,950
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,124,890
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,391,663
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,066,710
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,200	3,348,064
Series 2011 A, Special Projects System RB(c)	5.50%	09/01/36	3,180	3,345,901
Pasadena Independent School District; Series 2013, Ref. School Building Unlimited Tax GO Bonds	5.00%	02/15/43	1,800	1,856,070
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,000	2,031,460
Stafford Economic Development Corp.;
Series 2000, Sales Tax RB (INS–NATL)(b)	6.00%	09/01/19	1,990	2,164,304
Series 2000, Sales Tax RB (INS–NATL)(b)	5.50%	09/01/30	3,960	4,174,078
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	975,330
Series 2007, Retirement Facility RB	5.75%	11/15/37	585	542,511
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	6,421,100
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	500	479,940
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(b)	6.25%	07/01/28	3,600	3,932,208
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)	5.00%	04/01/28	6,450	6,821,714
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,250	3,971,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	$1,650	$1,569,001
Series 2012, Gas Supply RB	5.00%	12/15/29	1,000	934,520
Series 2012, Gas Supply RB	5.00%	12/15/31	2,875	2,623,955
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,675	1,786,471
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	800	743,770
				111,966,147

Utah–1.06%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB(f)(g)	0.00%	07/01/17	4,950	4,460,297
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	875	819,341
				5,279,638

Virgin Islands–0.41%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,975	2,030,656

Virginia–1.83%
Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS–AMBAC)(b)	5.00%	07/15/17	1,465	1,587,269
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,000	807,420
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(g)	5.50%	06/01/26	1,060	1,126,907
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB(i)	0.10%	07/01/42	3,000	3,000,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(e)	5.50%	01/01/42	1,525	1,323,258
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,147	1,210,245
				9,055,099

Washington–3.77%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(e)	5.50%	07/01/25	1,675	1,836,621
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,500	1,344,510
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	2,265	2,299,111
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB(d)(g)	5.25%	12/01/13	3,000	3,038,610
Washington (State of) (SR 520 Corridor Program–Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/33	2,700	2,792,718
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/41	645	657,403
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/41	2,550	2,439,942
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(g)	6.25%	05/15/21	1,125	1,410,075
Washington (State of) Housing Finance Commission (Local 82–J.A.T.C. Educational Development Trust); Series 2000, Non-profit VRD RB (LOC–U.S. Bank, N.A.)(i)(j)	0.04%	11/01/25	1,135	1,135,000
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(h)	6.00%	01/01/27	1,720	1,735,480
				18,689,470

West Virginia–1.42%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(e)	5.50%	10/15/37	2,500	2,385,900
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,100	1,111,429
Series 2008, RB	6.25%	10/01/23	1,270	1,274,292
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,160	1,192,086
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,065	1,083,797
				7,047,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–2.88%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(e)	5.38%	11/01/21	$500	$525,805
Series 2007 B, Collateralized Utility RB(e)	5.75%	11/01/37	460	463,257
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(d)	5.13%	08/15/16	1,100	1,207,789
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/24	4,565	4,776,816
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,400	1,380,568
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,340	1,435,931
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(c)(e)	5.30%	09/01/23	3,100	3,213,646
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,125	1,261,372
				14,265,184

Wyoming–0.88%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(e)	5.60%	12/01/35	2,790	2,918,479
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,350	1,424,156
				4,342,635
TOTAL INVESTMENTS(n)–173.15% (Cost $850,417,871)				858,199,135
FLOATING RATE NOTE OBLIGATIONS–(29.27)%
Notes with interest rates ranging from 0.06% to 0.51% at 08/31/13, and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1J)(o)				(145,100,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(46.61)%				(231,000,000)
OTHER ASSETS LESS LIABILITIES–2.73%				13,546,560
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$495,645,695

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security subject to the alternative minimum tax.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $7,527,021, which represented 1.52% of the Trust’s Net Assets.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2013 was $349,331, which represented less than 1% of the Trust’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(m)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	8.81%
Assured Guaranty Corp.	7.44
National Public Finance Guarantee Corp.	5.37

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Trust’s investments with a value of $243,686,664 are held by Dealer Trusts and serve as collateral for the $145,100,000 in the floating rate note obligations outstanding at the date.

Portfolio Composition

By credit sector, based on total investments

as of August 31, 2013

Revenue Bonds	81.63%
General Obligation Bonds	10.16
Pre-refunded Bonds	7.05
Other	1.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Advantage Municipal Income Trust II

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $850,417,871)	$858,199,135
Receivable for:
Investments sold	9,040,091
Interest	10,583,891
Deferred offering costs	183,888
Other assets	70,730
Total assets	878,077,735

Liabilities:
Floating rate note obligations	145,100,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 2,310 shares issued with liquidation preference of $100,000 per share)	231,000,000
Payable for:
Investments purchased	2,936,296
Amount due custodian	3,033,022
Income distributions — common shares	48,941
Accrued fees to affiliates	16
Accrued trustees’ and officers’ fees and benefits	6,438
Accrued other operating expenses	90,440
Accrued interest expense	216,887
Total liabilities	382,432,040
Net assets applicable to common shares	$495,645,695

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$589,301,908
Undistributed net investment income	4,371,975
Undistributed net realized gain (loss)	(105,809,452)
Net Unrealized appreciation	7,781,264
$495,645,695

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	44,380,951
Net asset value per common share	$11.17
Market value per common share	$10.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Advantage Municipal Income Trust II

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$20,740,827

Expenses:
Advisory fees	2,560,768
Administrative services fees	66,038
Custodian fees	3,297
Interest, facilities and maintenance fees	1,856,459
Transfer agent fees	19,873
Trustees’ and officers’ fees and benefits	18,375
Other	148,771
Total expenses	4,673,581
Net investment income	16,067,246

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(5,433,031)
Change in net unrealized appreciation (depreciation) of investment securities	(76,813,366)
Net realized and unrealized gain (loss)	(82,246,397)
Net increase (decrease) in net assets from operations applicable to common shares	$(66,179,151)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Advantage Municipal Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$16,067,246	$33,420,797
Net realized gain (loss)	(5,433,031)	1,507,777
Change in net unrealized appreciation (depreciation)	(76,813,366)	18,339,621
Net increase (decrease) in net assets resulting from operations	(66,179,151)	53,268,195
Distributions to auction rate preferred shareholders from net investment income	—	(156,865)
Net increase in net assets from operations applicable to common shares	(66,179,151)	53,111,330
Distributions to shareholders from net investment income	(18,151,819)	(38,587,974)
Increase from transactions in common shares of beneficial interest	—	694,777
Net increase (decrease) in net assets applicable to common shares	(84,330,970)	15,218,133

Net assets applicable to common shares:
Beginning of period	579,976,665	564,758,532
End of period (includes undistributed net investment income of $4,371,975 and $6,456,548, respectively)	$495,645,695	$579,976,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Advantage Municipal Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by (used in) operating activities:
Net decrease in net assets resulting from operations applicable to common shares	$(66,179,151)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(74,910,536)
Proceeds from sales of investments	72,945,131
Net sales of short-term investments	5,855,000
Amortization of premium	1,629,315
Accretion of discount	(1,055,621)
Decrease in interest receivables and other assets	164,016
Decrease in accrued expenses and other payables	(122,196)
Net realized loss from investment securities	5,433,031
Net change in unrealized depreciation on investment securities	76,813,366
Net cash provided by operating activities	20,572,355

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(18,102,878)
Decrease in payable for amount due custodian	(3,859,477)
Net proceeds from floating rate note obligations	1,390,000
Net cash provided by (used in) financing activities	(20,572,355)
Net increase (decrease) in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,838,161

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Advantage Municipal Income Trust II (the “Trust”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

21                         Invesco Advantage Municipal Income Trust II

settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares (“ARPS”) and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in

22                         Invesco Advantage Municipal Income Trust II

privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2013, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

23                         Invesco Advantage Municipal Income Trust II

NOTE 4—Trustees' and Officers' Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.

During the six months ended August 31, 2013, the Trust paid legal fees of $73,145 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $145,492,143 and 0.66%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$2,455,675	$—	$2,455,675
February 28, 2015	8,594,496	—	8,594,496
February 29, 2016	30,211,343	—	30,211,343
February 28, 2017	33,876,054	—	33,876,054
February 28, 2018	9,753,775	—	9,753,775
February 28, 2019	3,583,240	—	3,583,240
Not subject to expiration	—	9,393,961	9,393,961
	$88,474,583	$9,393,961	$97,868,544

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2013 was $77,814,182 and $79,348,025, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$31,356,811
Aggregate unrealized (depreciation) of investment securities	(25,344,630)
Net unrealized appreciation of investment securities	$6,012,181

Cost of investments for tax purposes is $852,186,954.

24                         Invesco Advantage Municipal Income Trust II

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2013	February 28, 2013
Beginning Shares	44,380,951	44,327,639
Shares Issued Through Dividend Reinvestment	—	53,312
Ending Shares	44,380,951	44,380,951

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 15, 2012, the Trust issued 2,310 Series 2015/6-VKI VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 15, 2012 were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.05% to 4.00% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2013 were $231,000,000 and 1.18%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2013	$0.0625	September 13, 2013	September 30, 2013
October 1, 2013	$0.0625	October 11, 2013	October 31, 2013

25                         Invesco Advantage Municipal Income Trust II

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,		Four months ended February 28,		Years ended October 31,
	2013		2013	2012		2011		2010		2009		2008
Net asset value per common share, beginning of period	$13.07		$12.74	$11.09		$12.36		$11.59		$9.29		$13.73
Net investment income(a)	0.36		0.75	0.85		0.30		0.94		1.01		1.12
Net gains (losses) on securities (both realized and unrealized)	(1.85)		0.45	1.69		(1.27)		0.73		2.12		(4.51)
Dividends paid to preferred shareholders from net investment income			(0.00)	(0.01)		(0.01)		(0.03)		(0.06)		(0.33)
Total from investment operations	(1.49)		1.20	2.53		(0.98)		1.64		3.07		(3.72)
Less dividends paid to common shareholders from net investment income	(0.41)		(0.87)	(0.88)		(0.29)		(0.87)		(0.77)		(0.72)
Net asset value per common share, end of period	$11.17		$13.07	$12.74		$11.09		$12.36		$11.59		$9.29
Market value per common share, end of period	$10.42		$13.16	$13.08		$11.12		$12.65		$11.28		$8.40
Total return at net asset value(b)	(11.52)%		9.66%	23.66%		(7.92)%		14.71%
Total return at market value(c)	(18.03)%		7.54%	26.62%		(9.78)%		20.63%		45.16%		(25.96)%
Net assets applicable to common shares, end of period (000’s omitted)	$495,646		$579,977	$564,759		$491,124		$547,128		$512,038		$410,671
Portfolio turnover rate(d)	9%		14%	13%		2%		9%		15%		56%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.69	%(e)	1.65%	1.40	%(g)	1.37	%(f)(g)	1.28	%(g)	1.69	%(g)	2.32	%(g)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(h)	1.02	%(e)	1.04%	1.15	%(g)	1.09	%(f)(g)	1.09	%(g)	1.21	%(g)	1.07	%(g)
Without fee waivers and/or expense reimbursements	1.69	%(e)	1.65%	1.43	%(g)	1.39	%(f)(g)	1.38	%(g)	1.89	%(g)	2.49	%(g)
Ratio of net investment income before preferred share dividends	5.82	%(e)	5.82%	7.20%		8.14	%(f)	7.90%		9.96%		8.95%
Preferred share dividends			0.03%	0.13%		0.23	%(f)
Ratio of net investment income after preferred share dividends	5.82	%(e)	5.79%	7.07%		7.91	%(f)	7.69%		9.33%		6.31%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(i)	$231,000		$231,000	$231,000		$273,000		$273,000		$301,500		$336,000
Asset coverage per preferred share(i)(j)	$314,565		$351,072	$86,121		$69,975		$75,103		$67,459		$55,571
Liquidating preference per preferred share(i)	$100,000		$100,000	$25,000		$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $547,824.
(f)	Annualized.
(g)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(h)	For the years ended October 3l, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	For the periods ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(j)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

26                         Invesco Advantage Municipal Income Trust II

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint (“Complaint”) was filed by common shareholders on behalf of Invesco Advantage Municipal Income Trust II; Invesco Municipal Opportunity Trust; Invesco Municipal Trust; Invesco High Income Trust II; Invesco Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley, and certain individuals (collectively, the “Defendants”) in Rotz v. Van Kampen Asset Management. The Plaintiffs alleged that Defendants breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was allegedly higher than market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemptions of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and were improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ alleged breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. On August 10, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters underlying the Complaint with the assistance of independent counsel. After reviewing the findings of the SLC and a vote by Independent Trustees, the Board announced on June 24, 2011, that the Independent Trustees had adopted the SLC recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss on October 4, 2011, which remains pending. The Trust has accrued $32,830 in expenses relating to these matters during the six months ending August 31, 2013.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

27                         Invesco Advantage Municipal Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Advantage Municipal Income Trust II (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and during meetings held on March 4-5, 2013 and May 6-7, 2013, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 7, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 7, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen

Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one and two year periods, the third quintile for the three year period and the fifth quintile for the five and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). In this connection, the Board noted the Fund’s performance was adversely affected by certain decisions to reduce risk in the portfolio, which caused the Fund to have a shorter average maturity, lower leverage (in 2012 in particular) and lower exposure to certain segments of the municipal bond market than many of the Fund’s peers. The Board also noted that the Lipper performance information was presented on a total return basis, and that the Fund’s

28                         Invesco Advantage Municipal Income Trust II

distribution rate generally compared more favorably to its peers. The Board considered the additional resources that Invesco Advisers had devoted to further develop its fixed income platform. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

29                         Invesco Advantage Municipal Income Trust II

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Advantage Municipal Income Trust II (the “Fund”) was held on August 2, 2013. The Meeting was held for the following purpose:

(1)	Elect two Class II Trustees, one by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares, voting separately, each of whom will serve for a three-year term or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	Wayne W. Whalen	39,145,682	1,753,092	18,153
	Linda Hutton Heagy(P)	2,310	0	0

(P)	Election of Trustee by preferred shareholders only.

30                         Invesco Advantage Municipal Income Trust II

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-07868 VK-CE-AMINC2-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Advantage Municipal Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.